Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6: - PROPERTY AND EQUIPMENT, NET

Composition of assets, grouped by major classification, is as follows:

	December 31,
	2024	2023

Cost:
Computers and electronic equipment	$4,827	$4,553
Office furniture and equipment	407	422
Leasehold improvements	334	320
	5,568	5,295
Accumulated depreciation:
Computers and electronic equipment	4,263	4,107
Office furniture and equipment	232	229
Leasehold improvements	194	161
	4,689	4,497
	$879	$798

Depreciation expenses for the years ended December 31, 2024, 2023 and 2022 amounted to $338, $393 and $477, respectively.